Accounts Receivable - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable, Net [Abstract]
Allowance for doubtful accounts receivable	$ 65.4	$ 58.3	$ 57.4